Cash and Cash Equivalents and Investment Securities - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Restricted cash	$ 81	$ 84
Amounts deposited on a blocked account	80
Current debt securities	286	396
Debt securities [member]
Disclosure of detailed information about borrowings [line items]
Current debt securities	286	$ 396
Share Holder [member]
Disclosure of detailed information about borrowings [line items]
Cash acquired in business combination	$ 1